Leases - Maturities of operating lease liabilities (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Oct. 01, 2019
Maturities of operating lease liabilities
2022	$ 236,272
2023	156,079
2024	91,611
2025	91,611
2026	91,611
Thereafter	439,622
Total future minimum lease payments	1,106,806
Less: Imputed interest	(345,481)
Total	$ 761,325	$ 248,888	$ 300,000